Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Global Silver and Metals Miners ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 52.3%
Agnico Eagle Mines Ltd.	156,118	$27,218,569
Avino Silver & Gold Mines Ltd.(a)	1,813,077	10,171,758
Aya Gold & Silver Inc.(a)(b)	1,807,422	25,039,672
Discovery Silver Corp.(a)	5,624,161	31,834,494
DPM Metals Inc.	361,058	10,084,149
Eldorado Gold Corp.(a)	271,474	8,506,813
Endeavour Silver Corp.(a)(b)	3,308,619	32,897,965
First Majestic Silver Corp.	2,523,260	38,459,650
First Majestic Silver Corp.	973,940	14,833,106
Fortuna Mining Corp.(a)	632,096	6,404,865
Kinross Gold Corp.	844,893	23,784,816
Lundin Gold Inc.(b)	125,828	10,596,042
New Gold Inc.(a)	1,162,383	9,711,132
Orla Mining Ltd.(a)(b)	619,946	8,730,572
Pan American Silver Corp.	262,415	11,984,204
Perpetua Resources Corp.(a)(b)	155,382	3,999,533
Seabridge Gold Inc.(a)(b)	168,598	4,707,642
Silvercorp Metals Inc.	3,065,614	23,999,297
Skeena Resources Ltd.(a)(b)	159,576	3,326,379
SSR Mining Inc.(a)	369,036	8,590,462
Torex Gold Resources Inc.	85,622	4,034,028
Wheaton Precious Metals Corp.	250,089	27,527,776
		346,442,924
China — 2.6%
China Gold International Resources Corp. Ltd.(b)	447,500	8,574,584
Zhaojin Mining Industry Co. Ltd., Class H	2,266,000	8,495,601
		17,070,185
Mexico — 11.7%
Industrias Penoles SAB de CV(a)	1,826,444	77,949,967
South Africa — 1.6%
Harmony Gold Mining Co. Ltd.	536,473	10,486,333
Security	Shares	Value
United Kingdom — 10.5%
Fresnillo PLC	1,891,076	$65,939,639
Hochschild Mining PLC	690,043	3,680,954
		69,620,593
United States — 21.2%
Coeur Mining Inc.(a)(b)	697,663	12,048,640
Hecla Mining Co.	6,070,638	102,108,131
Newmont Corp.	290,545	26,361,148
		140,517,919
Total Long-Term Investments — 99.9% (Cost: $361,349,682)		662,087,921
Short-Term Securities
Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(c)(d)(e)	52,820,378	52,846,788
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	180,000	180,000
Total Short-Term Securities — 8.0% (Cost: $53,026,788)		53,026,788
Total Investments — 107.9% (Cost: $414,376,470)		715,114,709
Liabilities in Excess of Other Assets — (7.9)%		(52,263,199)
Net Assets — 100.0%		$662,851,510

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$51,725,821	$1,122,667 (a)	$—	$687	$(2,387)	$52,846,788	52,820,378	$84,248 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	180,000 (a)	—	—	—	180,000	180,000	3,517	—
				$687	$(2,387)	$53,026,788		$87,765	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Silver and Metals Miners ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	1	12/18/25	$264	$5,909
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$564,910,810	$97,177,111	$—	$662,087,921
Short-Term Securities
Money Market Funds	53,026,788	—	—	53,026,788
	$617,937,598	$97,177,111	$—	$715,114,709
Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,909	$—	$—	$5,909

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.